Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade accounts receivable	$ 1,767	$ 1,768
Current expected credit losses allowance ("CECLA")	(22)	(19)
Total	$ 1,745	$ 1,749